LONG-TERM BORROWINGS DUE TO RELATED PARTY	12 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 15. LONG-TERM BORROWINGS DUE TO RELATED PARTY

Long-term borrowings due to related party consisted of the following:

	June 30, 2017	June 30, 2018	June 30, 2018
Long-term borrowings due to related party:	RMB	RMB	U.S. Dollars
Long-term borrowing from a Founder, monthly payments of ¥ 126,135 inclusive of interest at 8.90%, ten years loan , due in November 2027.	¥-	¥9,663,729	¥1,459,822
Less: current portion	-	(719,895)	(108,749)
Total long-term borrowings due to related party	¥-	¥8,943,834	$1,351,073

No short-term borrowings due to related parties were guaranteed or collateralized at June 30, 2017 and 2018.

Interest expense for long-term borrowings due to related party was ¥Nil, ¥Nil and ¥
546,676
($
82,582
) for the years ended June 30, 2016, 2017 and 2018, respectively.

The future maturities of long-term borrowings due to related party at June 30, 2018 are as follows:

Twelve months ending June 30,	RMB	U.S. Dollars
2019	¥719,895	$108,749
2020	747,630	112,938
2021	816,952	123,410
2022	892,701	134,853
2023	975,474	147,357
Thereafter	5,511,077	832,515
Total	¥9,663,729	$1,459,822